RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Nordic American Tankers Limited:

Nordic American Tankers Ltd (NAT) is the largest shareholder in the Company. NAT participated in the offering in March 2017 by buying 8,000,000 shares. NAT announced that its shareholders are expected to receive NAO shares as a part dividend payment from NAT during August 2017. NAT holds 16.12% of the outstanding shares per December 31, 2017.

In December 2013, NAO entered into a management agreement with Scandic American Shipping Ltd, now a wholly owned subsidiary of NAT, for the provision of administrative services as requested by our management and in accordance with our objectives and policies as established and directed by our Board of Directors. All decisions of a material nature concerning our business are made by the Board of Directors.

For services under the Management Agreement, the Company paid $200,000 for 2015, $100,000 for 2016, and $100,000 for 2017 all directly attributable costs related to the Company are reimbursed. For the years ended December 31, 2017, 2016, and 2015, an aggregate of $2.3 million $2.2 million and $2.1 million, respectively, for such directly attributable costs were incurred which were included in General and Administrative Costs.

Other related parties

High Seas AS is controlled by Mr. Hansson and his closest family. High Seas AS does not hold any position in which it provides services to NAO, the position as Chairman held by Herbjørn Hansson is not due to the ownership through High Seas AS and no shares are transferred to High Seas AS remuneration of Mr. Hansson. High Seas AS owned 603,233 shares per December 31, 2016, and increased to 8,204,240 shares after acquiring 7,601,007 shares during 2017. Out of these shares 1,600,000 was acquired in the offering, March 2017. All shares owned by High Seas AS were acquired in the open market at the current quoted market price, or in offerings at the same price as for other investors.